Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated August 20, 2020 to the

Summary Prospectuses for Institutional Emerging Markets Portfolio (Institutional Class and

Institutional Class Z) and Emerging Markets Portfolio (Advisor Class) (the “Summary

Prospectuses”)

Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for

Institutional Class Z Investors (the “Prospectuses”), each dated February 28, 2020, as supplemented

Harding Loevner LP has contractually agreed to lower the expense cap for the Institutional Emerging Markets Portfolio’s Institutional Class to 1.17%, to lower the expense cap for the Emerging Markets Portfolio’s Advisor Class to 1.32%, and to maintain the current expense cap for the Institutional Emerging Markets Portfolio’s Institutional Class Z, in each case through February 28, 2022. These changes will become effective as of November 2, 2020.

Institutional Emerging Markets Portfolio – Institutional Class

Accordingly, effective November 2, 2020, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Institutional Emerging Markets Portfolio’s Institutional Class Summary Prospectus and Prospectus is hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.11%

Distribution (12b-1) Fees	None

Other Expenses	0.16%
Total Annual Portfolio Operating Expenses	1.27%
Fee Waiver and/or Expense Reimbursement[2]	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.17%

1 Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

2 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.17% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2022. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$119	$383	$677	$1,516

Institutional Emerging Markets Portfolio – Institutional Class Z

Accordingly, effective November 2, 2020, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Institutional Emerging Markets Portfolio’s Institutional Class Z Summary Prospectus and Prospectus is hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Portfolio’s Institutional Class Z shares.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.11%

Distribution (12b-1) Fees	None

Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.19%
Fee Waiver and/or Expense Reimbursement[1]	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.11%

1 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for their other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed the applicable contractual management fee, currently 1.15% on the first $1 billion of average daily net assets, 1.13% on the next $1 billion, 1.11% on the next $1 billion, and 1.09% for average daily net assets over $3 billion, through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Portfolio’s Institutional Class Z shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio’s Institutional Class Z shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$113	$362	$639	$1,429

Emerging Markets Portfolio – Advisor Class

Accordingly, effective November 2, 2020, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Emerging Markets Portfolio’s Advisor Class Summary Prospectus and Prospectus is hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Advisor Class of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.12%

Distribution (12b-1) Fees	None

Other Expenses	0.25%
Total Annual Portfolio Operating Expenses	1.37%
Fee Waiver and/or Expense Reimbursement[2]	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.32%

1 Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

2 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.32% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2022. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$134	$424	$740	$1,637

Investors Should Retain this Supplement for Future Reference.